--------------------------
                                                      OMB APPROVAL
                                                      --------------------------
                                                      OMB Number: 3235-0578

                                                      Expires: February 28, 2006

                                                      Estimated average burden
                                                      hours per response: 20.00
                                                      --------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number     811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 W. Maple Road           Bloomfield Hills, Michigan           48301
--------------------------------------------------------------------------------
        (Address of principal executive offices)                  (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc. 3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (248) 644-8500
                                                    ------------------------

Date of fiscal year end:      December 31, 2004
                         ------------------------------

Date of reporting period:     September 30, 2004
                          -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

================================================================================
   SHARES     COMMON STOCKS -- 95.4%                                MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 3.0%
     10,000   General Dynamics Corporation                        $  1,021,000
     10,000   Harris Corporation                                       549,400
     20,000   Rockwell Collins, Inc.                                   742,800
                                                                    ------------
                                                                     2,313,200
                                                                    ------------
              APPAREL & TEXTILES -- 5.6%
     50,000   Jones Apparel Group, Inc.                              1,790,000
      8,000   K-Swiss, Inc. - Class A                                  154,000
     30,000   Mohawk Industries, Inc. *                              2,381,700
                                                                    ------------
                                                                     4,325,700
                                                                    ------------
              BUILDING MATERIALS & CONSTRUCTION -- 7.2%
    200,000   Champion Enterprises, Inc. *                           2,058,000
     10,000   Fleetwood Enterprises, Inc. *                            151,800
     40,000   Pulte Homes, Inc.                                      2,454,800
      9,000   Ryland Group, Inc.                                       833,940
                                                                    ------------
                                                                     5,498,540
                                                                    ------------
              BUSINESS & INDUSTRIAL PRODUCTS -- 0.5%
     10,000   Genuine Parts Company                                    383,800
                                                                    ----------

              BUSINESS SERVICES -- 8.9%
    175,000   Fargo Electronics, Inc. *                              1,695,750
     70,000   First Data Corporation                                 3,045,000
      2,500   Kronos, Inc. *                                           110,725
     60,000   Neogen Corporation *                                   1,171,800
     60,000   Superior Uniform Group, Inc.                             822,000
                                                                    ------------
                                                                     6,845,275
                                                                    ------------
              COMMUNICATION EQUIPMENT & SERVICES -- 0.1%
      5,000   Universal Electronics, Inc. *                             83,900
                                                                    ------------

              CONSUMER PRODUCTS -- DURABLES -- 7.4%
    135,000   Craftmade International, Inc.                          2,664,900
     15,000   Ethan Allen Interiors, Inc.                              521,250
      5,000   Furniture Brands International, Inc.                     125,400
     85,000   Leggett & Platt, Inc.                                  2,388,500
                                                                    ------------
                                                                     5,700,050
                                                                    ------------
              CONSUMER PRODUCTS -- NONDURABLES -- 7.7%
     40,000   Chattem, Inc. *                                        1,290,000
      3,000   Coach, Inc. *                                            127,260
      5,000   Fortune Brands, Inc.                                     370,450
    100,000   Lifetime Hoan Corporation                              1,485,000
    158,486   Velcro Industries N.V                                  1,822,589
     22,500   Weyco Group, Inc.                                        832,500
                                                                    ------------
                                                                     5,927,799
                                                                    ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES     COMMON STOCKS -- 95.4% (Continued)                    MARKET VALUE
--------------------------------------------------------------------------------
              EDUCATION -- 0.6%
     50,000   Nobel Learning Communities, Inc. *                  $    350,000
      1,000   Strayer Education, Inc.                                  115,010
                                                                    ------------
                                                                       465,010
                                                                    ------------
              ELECTRONICS -- 1.1%
     10,000   Gentex Corporation                                       351,300
     55,125   Sparton Corporation *                                    482,344
                                                                    ------------
                                                                       833,644
                                                                    ------------
              ENERGY & MINING -- 11.3%
     15,000   Diamond Offshore Drilling, Inc.                          494,850
    335,000   Input/Output, Inc. *                                   3,453,850
    140,000   Patterson-UTI Energy, Inc.                             2,669,800
     30,000   Pioneer Natural Resources Company                      1,034,400
     30,000   XTO Energy, Inc.                                         974,400
                                                                    ------------
                                                                     8,627,300
                                                                    ------------
              FINANCE -- BANKS & THRIFTS -- 0.8%
     10,000   Comerica, Inc.                                           593,500
                                                                    ------------

              FINANCE -- INSURANCE -- 4.5%
     40,000   MBIA, Inc.                                             2,328,400
    182,700   Unico American Corporation *                           1,141,875
                                                                    ------------
                                                                     3,470,275
                                                                    ------------
              FINANCE -- MISCELLANEOUS -- 1.0%
     15,000   H&R Block, Inc.                                          741,300
                                                                    ------------

              HEALTHCARE -- 9.9%
     30,000   Lincare Holdings, Inc. *                                 891,300
     15,000   Manor Care, Inc.                                         449,400
     50,000   National Dentex Corporation *                          1,409,000
    150,000   STERIS Corporation *                                   3,291,000
      5,000   Waters Corporation *                                     220,500
     40,000   Young Innovations, Inc.                                1,320,000
                                                                    ------------
                                                                     7,581,200
                                                                    ------------
              HOLDING COMPANIES -- 1.1%
     45,000   PICO Holdings, Inc. *                                    856,350
                                                                    ------------

              INDUSTRIAL PRODUCTS & SERVICES -- 5.6%
     40,000   Balchem Corporation                                    1,192,000
      5,000   Dover Corporation                                        194,350
     15,000   Graco, Inc.                                              502,500
     35,000   Maritrans, Inc.                                          540,400
     25,000   Simpson Manufacturing Company, Inc.                    1,580,000
     10,000   Snap-on, Inc.                                            275,600
                                                                    ------------
                                                                     4,284,850
                                                                    ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
================================================================================
   SHARES      COMMON STOCKS -- 95.4% (Continued)                   MARKET VALUE
--------------------------------------------------------------------------------
              LEISURE & ENTERTAINMENT -- 4.6%
      7,500   Monaco Coach Corporation                            $    162,375
     60,000   Polaris Industries, Inc.                               3,349,200
                                                                    ------------
                                                                     3,511,575
                                                                    ------------
              MISCELLANEOUS - 0.4%
     10,000   Matthews International Corporation                       338,800
                                                                    ------------

              PRINTING & PUBLISHING -- 1.0%
     13,400   Courier Corporation                                      558,512
      7,500   ProQuest Company *                                       192,750
                                                                    ------------
                                                                       751,262
                                                                    ------------
              REAL ESTATE -- 2.8%
     50,000   Arlington Hospitality, Inc. *                            137,500
     40,000   Health Care Property Investors, Inc.                   1,040,000
     16,499   I. Gordon Realty Corporation *                           194,688
     25,000   Washington Real Estate Investment Trust                  757,500
                                                                    ------------
                                                                     2,129,688
                                                                    ------------
              RETAIL -- 10.3%
     25,000   Brookstone, Inc. *                                       472,250
    150,000   Christopher & Banks Corporation                        2,401,500
    125,000   Dollar Tree Stores, Inc. *                             3,368,750
     20,000   Pier 1 Imports, Inc.                                     361,600
     50,000   Ross Stores, Inc.                                      1,172,000
      5,000   Tractor Supply Company *                                 157,200
                                                                    ------------
                                                                     7,933,300
                                                                    ------------

         TOTAL COMMON STOCKS (Cost $60,976,143)                   $ 73,196,318
                                                                    ------------

================================================================================
   SHARES     OPEN-END FUNDS -- 0.0%                                MARKET VALUE
--------------------------------------------------------------------------------
         40   Sequoia Fund (Cost $5,036)                          $      5,985
                                                                    ------------

================================================================================
 FACE AMOUNT  REPURCHASE AGREEMENTS (1) -- 5.2%                     MARKET VALUE
--------------------------------------------------------------------------------
  $3,995,75   US Bank N.A., 1.250%, dated 09/30/04, due 10/01/04  $  3,995,753
               repurchase proceeds: $3,995,892 (Cost $3,995,753)    ------------

              TOTAL INVESTMENTS -- 100.6% (COST $64,976,932)      $ 77,198,056

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.6%)         (462,132)
                                                                    ------------

              NET ASSETS -- 100.0%                                $ 76,735,924
                                                                    ============


 * Non-income producing security.
(1)  Repurchase   agreements   are  fully   collaterized   by  U.S.   Government
     obligations.

See accompanying notes to Schedule of Investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1. SECURITIES VALUATION

Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:

         Cost of portfolio of investments    $65,088,844
                                             ===========

         Gross unrealized appreciation       $13,630,039
         Gross unrealized depreciation        (1,520,827)
                                             ------------

         Net unrealized appreciation         $12,109,212
                                             ============

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

================================================================================
  SHARES      COMMON STOCKS -- 95.4%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 4.5%
   55,000     General Dynamics Corporation                        $  5,615,500
   40,000     Harris Corporation                                     2,197,600
   50,000     Rockwell Collins, Inc.                                 1,857,000
                                                                   -------------
                                                                     9,670,100
                                                                   -------------
              APPAREL & TEXTILES -- 3.8%
  130,000     Jones Apparel Group, Inc.                              4,654,000
   45,000     Mohawk Industries, Inc. *                              3,572,550
                                                                   -------------
                                                                     8,226,550
                                                                   -------------
              BUILDING MATERIALS & CONSTRUCTION -- 3.8%
  150,000     Champion Enterprises, Inc. *                           1,543,500
  100,000     Fleetwood Enterprises, Inc. *                          1,518,000
   85,000     Pulte Homes, Inc.                                      5,216,450
                                                                   -------------
                                                                     8,277,950
                                                                   -------------
              BUSINESS & INDUSTRIAL PRODUCTS -- 1.7%
    5,000     3M Company                                               399,850
   85,000     Genuine Parts Company                                  3,262,300
                                                                   -------------
                                                                     3,662,150
                                                                   -------------
              BUSINESS SERVICES -- 2.7%
    5,000     Automatic Data Processing, Inc.                          206,600
  325,000     Fargo Electronics, Inc. *                              3,149,250
  125,700     Neogen Corporation *                                   2,454,921
                                                                   -------------
                                                                     5,810,771
                                                                   -------------
              COMMUNICATION EQUIPMENT & SERVICES -- 2.2%
   40,000     Alltel Corporation                                     2,196,400
   75,000     CenturyTel, Inc.                                       2,568,000
                                                                   -------------
                                                                     4,764,400
                                                                   -------------
              CONSUMER PRODUCTS - DURABLES -- 9.0%
   45,000     Brunswick Corporation                                  2,059,200
  285,000     Craftmade International, Inc.                          5,625,900
   50,000     Furniture Brands International, Inc.                   1,254,000
  100,000     Harley-Davidson, Inc.                                  5,944,000
  160,000     Leggett & Platt, Inc.                                  4,496,000
                                                                   -------------
                                                                    19,379,100
                                                                   -------------
              CONSUMER PRODUCTS - NONDURABLES -- 4.2%
  135,000     Chattem, Inc. *                                        4,353,750
    5,000     Coach, Inc. *                                            212,100
   20,000     Fortune Brands, Inc.                                   1,481,800
  200,000     Lifetime Hoan Corporation                              2,970,000
                                                                   -------------
                                                                     9,017,650
                                                                   -------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
   SHARES     COMMON STOCKS -- 95.4% (Continued)                   MARKET VALUE
--------------------------------------------------------------------------------

              ELECTRONICS -- 2.1%
   40,000     Garmin Ltd.                                         $  1,730,000
   65,000     Gentex Corporation                                     2,283,450
   71,442     Sparton Corporation *                                    625,118
                                                                   -------------
                                                                     4,638,568
                                                                   -------------
              ENERGY & MINING -- 13.2%
   35,000     Anadarko Petroleum Corporation                         2,322,600
  100,000     Diamond Offshore Drilling, Inc.                        3,299,000
  125,000     Exxon Mobil Corporation                                6,041,250
  500,000     Input/Output, Inc. *                                   5,155,000
  140,000     Patterson-UTI Energy, Inc.                             2,669,800
  110,000     Pioneer Natural Resources Company                      3,792,800
   60,000     Transocean, Inc. *                                     2,146,800
  100,000     XTO Energy, Inc.                                       3,248,000
                                                                   -------------
                                                                    28,675,250
                                                                   -------------
              ENVIRONMENTAL SERVICES -- 0.5%
   75,000     Layne Christensen Company *                            1,130,250
                                                                   -------------

              FINANCE - BANKS & THRIFTS -- 3.7%
   50,000     BB&T Corporation                                       1,984,500
  120,000     North Fork Bancorporation, Inc.                        5,334,000
   30,000     Synovus Financial Corporation                            784,500
                                                                   -------------
                                                                     8,103,000
                                                                   -------------
              FINANCE - INSURANCE -- 7.8%
  145,000     American International Group, Inc.                     9,858,550
   70,000     Everest Re Group, Inc.                                 5,203,100
  282,945     Unico American Corporation                             1,768,406
                                                                   -------------
                                                                    16,830,056
                                                                   -------------
              HEALTHCARE -- 12.2%
   60,000     Beckman Coulter, Inc.                                  3,367,200
   55,000     Hillenbrand Industries, Inc.                           2,779,150
  100,000     Lincare Holdings, Inc. *                               2,971,000
   70,000     Manor Care, Inc.                                       2,097,200
  300,000     Mylan Laboratories, Inc.                               5,400,000
  325,000     Steris Corporation *                                   7,130,500
   60,000     Waters Corporation *                                   2,646,000
                                                                   -------------
                                                                    26,391,050
                                                                   -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 4.9%
   41,700     Balchem Corporation                                    1,242,660
   10,000     Dover Corporation                                        388,700
   70,000     Graco, Inc.                                            2,345,000
   50,000     Simpson Manufacturing Company, Inc.                    3,160,000
   50,000     Snap-on, Inc.                                          1,378,000
   50,000     Teleflex, Inc.                                         2,125,000
                                                                   -------------
                                                                    10,639,360
                                                                   -------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
   SHARES     COMMON STOCKS -- 95.4% (Continued)                   MARKET VALUE
--------------------------------------------------------------------------------

              LEISURE & ENTERTAINMENT -- 3.3%
   75,000     Monaco Coach Corporation                            $  1,623,750
  100,000     Polaris Industries, Inc.                               5,582,000
                                                                   -------------
                                                                     7,205,750
                                                                   -------------
              PRINTING & PUBLISHING -- 0.9%
   15,000     Courier Corporation                                      625,200
   50,000     ProQuest Company *                                     1,285,000
                                                                   -------------
                                                                     1,910,200
                                                                   -------------
              REAL ESTATE -- 1.3%
   25,000     Duke Realty Corporation                                  830,000
   50,000     Health Care Property Investors, Inc.                   1,300,000
   20,000     Washington Real Estate Investment Trust                  606,000
                                                                   -------------
                                                                     2,736,000
                                                                   -------------
              RETAIL -- 10.9%
  170,000     Brookstone, Inc. *                                     3,211,300
  275,000     Christopher & Banks Corporation                        4,402,750
  300,000     Dollar Tree Stores, Inc. *                             8,085,000
   15,000     Hibbett Sporting Goods, Inc. *                           307,350
  100,000     Pier 1 Imports, Inc.                                   1,808,000
  230,000     Ross Stores, Inc.                                      5,391,200
   10,000     Tractor Supply Company *                                 314,400
                                                                   -------------
                                                                    23,520,000
                                                                   -------------
              TECHNOLOGY -- 2.7%
  250,000     Sungard Data Systems, Inc. *                           5,942,500
                                                                   -------------

              TOTAL COMMON STOCKS (Cost $169,844,313)             $206,530,655
                                                                  --------------

================================================================================
 FACE AMOUNT  REPURCHASE AGREEMENTS (1) - 5.0%                     MARKET VALUE
--------------------------------------------------------------------------------

$ 10,840,174  US Bank N.A., 1.250%, dated 09/30/04, due 10/01/04 repurchase proceeds: $10,840,550 (Cost $10,840,174)$ 10,840,174
                                                                   -------------

              TOTAL INVESTMENTS -- 100.4% (Cost $180,684,487)     $217,370,829

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.4%)         (774,675)
                                                                   -------------

              NET ASSETS -- 100.0%                                $216,596,154
                                                                   =============


 * Non-income producing security.
(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

================================================================================
    SHARES    COMMON STOCKS -- 98.7%                               MARKET VALUE
--------------------------------------------------------------------------------
              AEROSPACE/DEFENSE -- 5.9%
   17,500     Alliant Techsystems, Inc. *                         $  1,058,750
   11,200     General Dynamics Corporation                           1,143,520
                                                                   -------------
                                                                     2,202,270
                                                                   -------------
              BUILDING MATERIALS & CONSTRUCTION -- 3.6%
   15,600     KB HOME                                                1,318,044
                                                                   -------------

              BUSINESS SERVICES -- 2.9%
   22,600     FactSet Research Systems, Inc.                         1,089,320
                                                                   -------------

              CONSUMER PRODUCTS - DURABLES -- 2.9%
   18,200     Harley-Davidson, Inc.                                  1,081,808
                                                                   -------------

              ELECTRONICS -- 6.8%
   31,100     Garmin Ltd.                                            1,345,075
   54,100     Integrated Circuit Systems, Inc. *                     1,163,150
                                                                   -------------
                                                                     2,508,225
                                                                   -------------
              FINANCE - BANKS & THRIFTS -- 6.7%
   31,700     National City Corporation                              1,224,254
   28,400     North Fork Bancorporation, Inc.                        1,262,380
                                                                   -------------
                                                                     2,486,634
                                                                   -------------
              FINANCE - INSURANCE -- 3.0%
   24,700     Brown & Brown, Inc.                                    1,128,790
                                                                   -------------

              FINANCE - MISCELLANEOUS -- 5.8%
   30,400     Arthur J. Gallagher & Company                          1,007,152
   33,600     SEI Investments Company                                1,131,648
                                                                   -------------
                                                                     2,138,800
                                                                   -------------
              FOOD & TOBACCO -- 6.6%
   28,900     Kellogg Company                                        1,232,874
   35,500     McCormick & Company, Inc.                              1,219,070
                                                                   -------------
                                                                     2,451,944
                                                                   -------------
              HEALTHCARE -- 19.8%
   21,800     Beckman Coulter, Inc.                                  1,223,416
   25,800     Biomet, Inc.                                           1,209,504
   21,400     C.R Bard, Inc.                                         1,211,882
   19,800     Guidant Corporation                                    1,307,592
   16,100     Patterson Companies, Inc. *                            1,232,616
   25,900     Waters Corporation *                                   1,142,190
                                                                   -------------
                                                                     7,327,200
                                                                   -------------
              INDUSTRIAL PRODUCTS & SERVICES -- 23.7%
   40,300     AMETEK, Inc.                                           1,221,896
   21,500     CLARCOR, Inc.                                          1,024,905
   37,000     Donaldson Company, Inc.                                1,050,430

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
    SHARES    COMMON STOCKS -- 98.7% (Continued)                   MARKET VALUE
--------------------------------------------------------------------------------

              INDUSTRIAL PRODUCTS & SERVICES -- 23.7% (CONTINUED)
   22,700     Expeditors International of Washington, Inc.        $  1,173,590
   17,000     Franklin Electrical Company, Inc.                        673,200
   36,050     Graco, Inc.                                            1,207,675
   21,900     Johnson Controls, Inc.                                 1,244,139
   25,000     Mettler-Toledo International, Inc. *                   1,180,500
                                                                   -------------
                                                                     8,776,335
                                                                   -------------
              LEISURE & ENTERTAINMENT -- 3.2%
   21,600     Polaris Industries, Inc.                               1,205,712
                                                                   -------------

              RETAIL -- 7.8%
   26,900     Bed Bath & Beyond, Inc. *                                998,259
   60,500     Christopher & Banks Corporation                          968,605
   40,100     Ross Stores, Inc.                                        939,944
                                                                   -------------
                                                                     2,906,808
                                                                   -------------

              TOTAL COMMON STOCKS (Cost $31,978,843)              $ 36,621,890
                                                                   -------------

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) - 1.3%                     MARKET VALUE
--------------------------------------------------------------------------------
$ 483,657     US Bank N.A., 1.250%, dated 09/30/04, due 10/01/04
                repurchase proceeds: $483,674 (Cost $483,657)     $    483,657
                                                                   -------------

              TOTAL INVESTMENTS -- 100.0% (Cost $32,462,500)      $ 37,105,547

              LIABILITIES IN EXCESS OF OTHER ASSETS --(0.0%)           (14,087)
                                                                   -------------

              NET ASSETS -- 100.0%                                $ 37,091,460
                                                                   =============



 * Non-income producing security.
(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

================================================================================
 PAR VALUE    U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 51.7%      MARKET VALUE
--------------------------------------------------------------------------------
              U.S. TREASURIES -- 39.1%
$2,000,000    U.S. Treasury Note, 1.625%, due 04/30/05            $  1,995,468
 2,000,000    U.S. Treasury Note, 3.000%, due 11/15/07               2,005,860
 1,000,000    U.S. Treasury Note, 3.000%, due 02/15/08               1,000,586
 4,000,000    U.S. Treasury Note, 2.625%, due 05/15/08               3,941,408
 1,154,940    U.S. Treasury Inflation-Protection Notes,
                   3.875%, due 01/15/09                              1,300,164
 1,000,000    U.S. Treasury Note, 3.000%, due 02/15/09                 989,961
 2,000,000    U.S. Treasury Note, 4.000%, due 02/15/14               1,984,532
 1,000,000    U.S. Treasury Note, 4.750%, due 05/15/14               1,049,688
                                                                   -------------
                                                                    14,267,667
                                                                   -------------
              U.S. AGENCIES -- 12.6%
 1,000,000    Federal Farm Credit Bank, 4.480%, due 08/24/12         1,006,190
 1,000,000    Federal Farm Credit Bank, 4.600%, due 12/27/12         1,011,972
   500,000    Federal Home Loan Bank, 3.375%, due 07/21/08             497,239
 1,000,000    Federal Home Loan Bank, 5.477%, due 01/28/09           1,076,631
 1,000,000    Federal Home Loan Bank, 4.375%, due 02/04/10           1,004,181
                                                                   -------------
                                                                     4,596,213
                                                                   -------------
              TOTAL U.S. GOVERNMENT AND
               AGENCY OBLIGATIONS (Cost $18,801,729)              $ 18,863,880
                                                                   -------------

================================================================================
 PAR VALUE    CORPORATE BONDS -- 26.6%                             MARKET VALUE
--------------------------------------------------------------------------------
              FINANCE -- 9.1%
$1,000,000    American General Corporation, 7.500%, due 08/11/10  $  1,168,043
 1,000,000    Caterpillar Financial Services Corporation, 2.650%,
               due 01/30/06                                            999,808
 1,000,000    Regions Financial Corporation, 7.000%, due 03/01/11    1,148,471
                                                                   -------------
                                                                     3,316,322
                                                                   -------------
              INDUSTRIALS -- 11.9%
 1,000,000    Alcoa, Inc., 6.000%, due 01/15/12                      1,094,426
 1,010,000    Dover Corporation, 6.250%, due 06/01/08                1,110,729
 1,000,000    Snap-on, Inc., 6.625%, due 10/01/05                    1,038,146
 1,000,000    United Technologies Corporation, 6.350%, due 03/01/11  1,109,910
                                                                   -------------
                                                                     4,353,211
                                                                   -------------
              REAL ESTATE -- 2.7%
 1,000,000    Duke Realty LP, 4.625%, due 05/15/13                     972,553
                                                                   -------------

              UTILITIES -- 2.9%
 1,000,000    National Rural Utilities Cooperative Finance
               Corporation, 6.000%, due 05/15/06                     1,048,674
                                                                   -------------

              TOTAL CORPORATE BONDS (Cost $9,638,817)             $  9,690,760
                                                                   -------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
    SHARES    COMMON STOCKS -- 16.1%                               MARKET VALUE
--------------------------------------------------------------------------------
              BUSINESS & INDUSTRIAL PRODUCTS -- 1.1%
   10,000     Genuine Parts Company                               $    383,800
                                                                   -------------

              COMMUNICATION EQUIPMENT & SERVICES -- 0.6%
    4,200     Alltel Corporation                                       230,622
                                                                   -------------

              CONSUMER PRODUCTS - DURABLES -- 0.8%
   10,000     Leggett & Platt, Inc.                                    281,000
                                                                   -------------

              ENERGY AND MINING -- 1.9%
   10,000     Exxon Mobil Corporation                                  483,300
    8,000     National Fuel Gas Company                                226,640
                                                                   -------------
                                                                       709,940
                                                                   -------------
              FINANCE - BANKS & THRIFTS -- 4.2%
    8,800     BB&T Corporation                                         349,272
   17,500     Huntington Bancshares, Inc.                              435,925
    7,500     National City Corporation                                289,650
   10,000     North Fork Bancorporation, Inc.                          444,500
                                                                   -------------
                                                                     1,519,347
                                                                   -------------
              FOOD & TOBACCO -- 0.7%
   10,000     Conagra Foods, Inc.                                      257,100
                                                                   -------------

              REAL ESTATE -- 1.7%
   10,000     Duke Realty Corporation                                  332,000
   10,000     Washington Real Estate Investment Trust                  303,000
                                                                   -------------
                                                                       635,000
                                                                   -------------
              UTILITIES -- 5.1%
    6,000     Dominion Resources, Inc.                                 391,500
    9,000     Exelon Corporation                                       330,210
    7,500     FPL Group, Inc.                                          512,400
    8,000     Pinnacle West Capital Corporation                        332,000
   10,000     Southern Company (The)                                   299,800
                                                                   -------------
                                                                     1,865,910
                                                                   -------------

              TOTAL COMMON STOCKS (Cost $5,228,049)               $  5,882,719
                                                                   -------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (Continued)

================================================================================
FACE AMOUNT   REPURCHASE AGREEMENTS (1) -- 8.6%                    MARKET VALUE
--------------------------------------------------------------------------------

$3,146,322    US Bank N.A., 1.250%, dated 09/30/04, due 10/01/04
               repurchase proceeds: $3,146,431 (Cost $3,146,322)  $  3,146,322
                                                                   -------------

              TOTAL INVESTMENTS -- 103.0% (Cost $36,814,917)      $ 37,583,681

              LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.0%)       (1,083,151)
                                                                   -------------

              NET ASSETS -- 100.0%                                $ 36,500,530
                                                                   =============


(1) Repurchase agreements are fully collaterized by U.S. Government obligations.

See accompanying notes to Schedule of Investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULE OF INVESMENTS
SEPTEMBER 30, 2004 (UNAUDITED)


1. SECURITIES VALUATION

Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

2. SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3. FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of September 30, 2004:
                                   Ave Maria
                                   Catholic        Ave Maria        Ave Maria
                                  Values Fund     Growth Fund       Bond Fund
                                --------------   --------------   --------------

Cost of portfolio investments    $181,418,839     $32,462,500      $36,814,917
                                ==============   ==============   ==============

Gross unrealized appreciation     $40,608,137      $5,416,790         $897,260

Gross unrealized depreciation      (4,656,147)       (773,743)        (128,496)
                                --------------   --------------   --------------

Net unrealized appreciation       $35,951,990      $4,643,047         $768,764
                                ==============   ==============   ==============

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -----------------------------------------------------


By (Signature and Title)*     /s/ George P. Schwartz
                           ---------------------------------------

                           George P. Schwartz, President


Date       November 29, 2004
      ----------------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*     /s/ George P. Schwartz
                           ---------------------------------------

                              George P. Schwartz, President


Date       November 29, 2004
      ----------------------------------





By (Signature and Title)*     /s/ Timothy S. Schwartz
                           ---------------------------------------

                           Timothy S. Schwartz, Treasurer


Date       November 29, 2004
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.